Supplement dated November 30, 2007
to the Prospectus dated May 1, 2007
for the

Schwab Select Annuity®

A flexible premium deferred variable and fixed annuity contract

Issued by

Great-West Life & Annuity Insurance Company

Effective November 30, 2007, the Guarantee Period Fund will no longer be offered as an investment option under the Contract. As a result, new contributions and transfers into the Guarantee Period Fund will not be accepted after December 31, 2007.

In addition, beginning on or about December 10, 2007, a new Market Value Adjustment (“MVA”) for existing Guarantee Periods in the Guarantee Period Fund will be available in all states where approval of this new MVA has been received by the Company. Once approved in your state, your Contract will be amended by an endorsement to contractually waive any negative MVA on existing Guarantee Periods. The purpose of the endorsement is to enhance the MVA formula (described below) for your Contract by eliminating any downward MVA that might be applied to withdrawals and transfers out of an existing Guarantee Period. Thus, regardless of any changes in interest rates, if you withdraw money from an existing Guarantee Period before it expires, we will not impose an MVA that would reduce your surrender value. However, we will continue to apply any positive MVA that would increase your surrender value.

Where approval has been received by the Company, the new MVA will automatically apply to any amounts you currently have allocated to the current Guarantee Period Fund. If the state in which you reside has not approved the new MVA, your allocation will remain subject to the current MVA until state approval of the new MVA is received. Other than the new MVA formula, the terms and conditions of the Guarantee Period Fund remained unchanged. The new MVA is described in more detail, below.

If you have a maturing Guarantee Period after December 14, 2007 and your state has not approved the new MVA, as noted in your prospectus under the heading "Subsequent Guarantee Periods," unless you provide allocation instructions otherwise, the maturity value will be allocated to the Schwab Money Market Sub-Account upon the maturity of a Guarantee Period since no further Guarantee Period will be available.

If you have provided us with standing instructions relating to premium payment allocations or automatic custom transfers, including systematic transfers as part of a dollar cost averaging strategy or Rebalancer transfers as part of an asset allocation plan, you must provide alternative allocation instructions if your instructions include the Guaranteed Period Fund. If you do not provide alternative allocation instructions, amounts that otherwise would be allocated to the Guaranteed Period Fund in accordance with your standing instructions will instead be allocated to the Schwab Money Market Sub-Account.

The New Market Value Adjustment

Amounts you allocate to the Guarantee Period Fund may be subject to an interest rate adjustment called a Market Value Adjustment if, six months or more before a Guarantee Period Fund’s Maturity Date, you:

•	surrender your investment in the Guarantee Period Fund;

•	transfer money from the Guarantee Period Fund;

•	partially withdraw money from the Guarantee Period Fund;

•	take a periodic withdrawal;

•	apply amounts from the Guarantee Period Fund to purchase an annuity to receive payouts from your account; or

•	take a distribution from the Guarantee Period Fund upon the death of the Owner or the Annuitant.

The new Market Value Adjustment will not apply to any Guarantee Period having fewer than six months prior to the Guarantee Period Maturity Date in each of the following situations:

•	transfer to a Sub-Account offered under this Contract;

•	surrenders, partial withdrawals, annuitization or periodic withdrawals; or

•	a single sum payout upon death of the Owner or Annuitant.

The new Market Value Adjustment may only increase the amount payable on the above-described distributions. The formula for calculating Market Value Adjustments and examples of how the Market Value Adjustments work are detailed below. The discussion replaces the discussion contained in Appendix B of your prospectus and reflects the operation of the MVA after the endorsement is effective.

As a result of the issuance of the endorsement, the interests under the Contract relating to the Guarantee Period Fund will no longer be securities registered under the Securities Act of 1933. Accordingly, the section in the prospectus entitled "Incorporation of Documents by Reference and Available Information" is revised to reflect that in view of the changes that are being made as a result of the endorsement, Great-West expects to cease filing Forms 10-K and 10-Q with the SEC.  No other changes are being made to your Contract. All other terms and conditions remain unchanged.

Market Value Adjustments

The amount available for a full surrender, partial withdrawal, or Transfer equals the amount requested plus the Market Value Adjustment (MVA). The MVA is calculated by multiplying the amount requested by the Market Value Adjustment Factor (MVAF).

The MVA formula

The MVA is determined using the following formula:

MVA = (amount applied) x (Market Value Adjustment Factor); provided, however, that

The MVAF is:

{[(1 + i)/(1 + j +.10%)] N/12} – 1

Where:

•

i is the U.S. Treasury Strip ask side yield as published by Bloomberg Professional® on the last business day of the week prior to the date the stated rate of interest was established for the Guarantee Period. The term of i is measured in years and equals the term of the Guarantee Period.

•

j is the U.S. Treasury Strip ask side yield as published by Bloomberg Professional® on the last business day of the week prior to the week the Guarantee Period is broken. The term of j equals the remaining term to maturity of the Guarantee Period, rounded up to the higher number of years.

•	N is the number of complete months remaining until maturity.

The MVA will equal 0 if:

•	i and j differ by less than .10%

•	N is less than 6

•	If the MVAF result is less than zero

Examples

On the next page are four examples of Market Value Adjustments illustrating (1) increasing interest rates, (2) decreasing interest rates, (3) flat interest rates (i and j are within .10% of each other), and (4) less than 6 months to maturity.

Example 1—Increasing Interest Rates

Deposit	$25,000 on November 1, 2000
Maturity date	De cember 31, 2009
Interest Guarantee Period	10 years
I	Assumed to be 6.15%
Surrender date	July 1, 2004
J	7.00%
Amount surrendered	$10,000
N	65

MVAF     = {[(1 + i)/(1 + j + .10%)]N/12 } - 1

     = {[1.0615/1.071]65/12 } - 1

     = .952885 - 1

     = -.047115

However, if the MVAF formula result is < 0, there will be no market value adjustment to the amount of the distribution.

MVA     = (amount transferred or surrendered) x MVAF

     = $10,000 x 0

     = 0

Surrender Value = (amount transferred or surrendered + MVA)

     = ($10,000 + 0)

     = $10,000

Example 2—Decreasing Interest Rates

Deposit	$25,000 on November 1, 2000
Maturity date	December 31, 2009
Interest Guarantee Period	10 years
I	Assumed to be 6.15%
Surrender date	July 1, 2004
j	5.00%
Amount surrendered	$10,000
N	65

MVAF     = {[(1 + i)/(1 + j + .10%)]N/12 } - 1

     = {[1.0615/1.051]65/12 } - 1

     = .055323

MVA     = (amount transferred or surrendered) x MVAF

     = $10,000 x .0055323

     = $553.23

Surrender Value = (amount transferred or surrendered + MVA)

     = ($10,000 + $553.23)

     = $10,553.23

Example 3—Flat Interest Rates (i and j are within .10% of each other)

Deposit	$25,000 on November 1, 2000
Maturity date	December 31, 2009
Interest Guarantee Period	10 years
i	Assumed to be 6.15%
Surrender date	July 1, 2004
J	6.24%
Amount surrendered	$10,000
N	65

MVAF     = {[(1 + i)/(1 + j + .10%)]N/12 } - 1

     = {[1.0615/1.0634]65/12 } - 1

     = .99036 - 1

     = -.00964

However, [i-j] <.10%, so MVAF = 0

MVA     = (amount transferred or surrendered) x MVAF

     = $10,000 x 0

     = $0

Surrender Value = (amount transferred or surrendered + MVA)

     = ($10,000 + $0)
     = $10,000

Example 4—N equals less than six months to maturity

Deposit	$25,000 on November 1, 2000
Maturity date	December 31, 2009
Interest Guarantee Period	10 years
i	assumed to be 6.15%
Surrender date	July 1, 2009
j	7.00%
Amount surrendered	$10,000
N	5

MVAF     = {[(1 + i)/(1 + j + .10%)]N/12 } - 1

     = {[1.0615/1.071]5/12 } - 1

     = .99629 - 1

     = -.00371

However, N<6, so MVAF = 0

MVA     = (amount transferred or surrendered) x MVAF

     = $10,000 x 0

     = $0

Surrender Value = (amount transferred or surrendered + MVA)

     = ($10,000 + $0)

     = $10,000

This supplement should be retained with the

Schwab Select Annuity Prospectus for future reference.